Intangible Asset, Net (Tables)	12 Months Ended
Jun. 30, 2023
Intangible Asset, Net [Abstract]
Schedule of Intangible Asset	As of June 30, 2023 and 2022, intangible assets, net consisted of the following:
	As of June 30,
	2023	2022
Copyright licenses	$1,963,676	$2,845,857
SaaS	137,906	149,296
	2,101,582	2,995,153
Less: accumulated amortization	(918,405)	(790,742)
Less: impairment for production copyright	(1,063,658)	-
	$119,519	$2,204,411

Schedule of Amortization Amount of Intangible Asset by Fiscal Years	For the fiscal years ended June 30, 2021, 2022, and 2023, amortization expense amounted to $215,003, $249,743, and $915,155, respectively. The following is a schedule, by fiscal years, of amortization amount of intangible asset as of June 30, 2023:
2024	$13,791
2025	13,791
2026	13,791
2027	13,791
2028	13,791
Thereafter	50,564
Total	$119,519